Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
Net revenues	$ 2,394,423	$ 1,946,199	$ 4,667,943	$ 3,803,973	$ 7,225,973	$ 7,982,082
Cost of services	1,328,120	1,193,304	2,630,385	2,461,922	4,738,211	6,329,119
Gross profit	1,066,303	752,895	2,037,558	1,342,051	2,487,762	1,652,963
Operating expenses:
Salaries and benefits	392,136	326,354	764,245	833,561	1,500,688	2,718,743
Professional services	138,019	164,939	325,160	388,965	737,714	606,051
Research and development expenses	47,351	29,712	54,272	66,885	67,840	585,146
Selling, general and administrative expenses	236,485	289,070	449,532	576,357	1,065,376	1,445,170
Depreciation	741	5,978	1,795	12,775	20,468	62,738
Total operating expenses	814,732	816,053	1,595,004	1,878,543	3,392,086	5,417,848
Operating income (loss)	251,571	(63,158)	442,554	(536,492)	(904,324)	(3,764,885)
Other income (expense):
Interest income	888	3,420	53,346	7,718	21,261	21,247
Interest expense	(2,217)	(3,858)	(4,679)	(7,087)	(13,270)	(15,600)
Total other income (expense)	(1,329)	(438)	48,667	631	7,991	5,647
Net income (loss)	$ 250,242	$ (63,596)	$ 491,221	$ (535,861)	$ (896,333)	$ (3,759,238)
Weighted average common shares outstanding - basic	13,175,433	11,939,169	12,560,716	11,764,086	11,852,347	7,551,576
Weighted average common shares outstanding - diluted	13,551,931	11,939,169	12,937,216	11,764,086	11,852,347	7,551,576
Net income (loss) per common share - basic	$ 0.02	$ (0.01)	$ 0.04	$ (0.05)	$ (0.08)	$ (0.50)
Net income (loss) per common share - diluted	$ 0.02	$ (0.01)	$ 0.04	$ (0.05)	$ (0.08)	$ (0.50)